Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
May 31, 2023
HOU-NPRT1-0723
1.802162.119
Common Stocks - 99.8%
	Shares	Value ($)
Building Products - 21.8%
Building Products - 21.8%
Apogee Enterprises, Inc.	82,900	3,059,839
Armstrong World Industries, Inc.	63,760	3,981,174
Builders FirstSource, Inc. (a)	119,355	13,839,212
Carlisle Companies, Inc.	43,930	9,332,489
Carrier Global Corp. (b)	247,490	10,122,341
Fortune Brands Home & Security, Inc.	76,970	4,652,837
Johnson Controls International PLC	459,801	27,450,120
MasterBrand, Inc. (a)	249,300	2,587,734
Resideo Technologies, Inc. (a)	41,900	671,657
Simpson Manufacturing Co. Ltd.	48,810	5,768,854
The AZEK Co., Inc. (a)	131,600	3,059,700
Trane Technologies PLC	111,470	18,195,248
UFP Industries, Inc.	55,236	4,313,932
		107,035,137
Chemicals - 0.5%
Specialty Chemicals - 0.5%
PPG Industries, Inc.	8,500	1,115,965
Sherwin-Williams Co.	6,200	1,412,236
		2,528,201
Construction & Engineering - 8.8%
Construction & Engineering - 8.8%
AECOM	112,120	8,750,966
EMCOR Group, Inc.	52,290	8,619,484
Granite Construction, Inc.	86,218	3,120,229
Quanta Services, Inc.	54,169	9,619,331
Willscot Mobile Mini Holdings (a)	304,250	13,107,090
		43,217,100
Construction Materials - 4.0%
Construction Materials - 4.0%
Summit Materials, Inc.	34,758	1,099,396
Vulcan Materials Co.	95,236	18,618,638
		19,718,034
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
Generac Holdings, Inc. (a)	12,700	1,383,284
Equity Real Estate Investment Trusts (REITs) - 12.5%
Multi-Family Residential REITs - 7.4%
Elme Communities (SBI)	490,000	7,403,900
Equity Residential (SBI)	94,910	5,770,528
Essex Property Trust, Inc.	57,600	12,445,056
Mid-America Apartment Communities, Inc.	71,700	10,544,202
		36,163,686
Single-Family Residential REITs - 5.1%
Equity Lifestyle Properties, Inc.	128,790	8,135,664
Invitation Homes, Inc.	506,920	17,174,450
		25,310,114
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		61,473,800
Household Durables - 14.3%
Home Furnishings - 1.7%
Tempur Sealy International, Inc.	230,120	8,201,477
Homebuilding - 12.3%
Blu Investments LLC (a)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	44,126	4,714,422
Installed Building Products, Inc.	54,988	5,748,446
KB Home	198,990	8,622,237
Lennar Corp. Class A	23,400	2,506,608
M/I Homes, Inc. (a)	37,700	2,664,259
NVR, Inc. (a)	2,174	12,074,874
PulteGroup, Inc.	208,085	13,750,257
Toll Brothers, Inc.	152,890	10,350,653
		60,435,473
Household Appliances - 0.3%
Whirlpool Corp. (b)	10,400	1,344,616
TOTAL HOUSEHOLD DURABLES		69,981,566
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Cyxtera Technologies, Inc. Class A (a)	200,000	32,400
Real Estate Management & Development - 0.5%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	47,260	1,017,508
Real Estate Services - 0.3%
Cushman & Wakefield PLC (a)	209,795	1,663,674
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,681,182
Specialty Retail - 37.1%
Home Improvement Retail - 36.1%
Floor & Decor Holdings, Inc. Class A (a)(b)	159,490	14,563,032
Lowe's Companies, Inc.	373,295	75,080,823
The Home Depot, Inc.	309,120	87,620,062
		177,263,917
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc. (b)	41,650	4,727,692
TOTAL SPECIALTY RETAIL		181,991,609
TOTAL COMMON STOCKS (Cost $341,586,288)		490,042,313

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f) (Cost $23,867,850)	23,865,463	23,867,850

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $365,454,138)	513,910,163
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(23,199,491)
NET ASSETS - 100.0%	490,710,672

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	3,549,508	23,729,229	27,278,737	23,066	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	25,266,725	38,020,205	39,419,080	4,652	-	-	23,867,850	0.1%
Total	28,816,233	61,749,434	66,697,817	27,718	-	-	23,867,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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